Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
SCHEDULE IV - REINSURANCE
For the Twelve Months Ended December 31, 2020, 2019 and 2018

Premiums Written

	Direct	Assumed	Ceded	Net Amount
	($ in millions)
2020	$2,042.8	$1,660.8	$(1,120.7)	$2,582.9
2019	$1,956.9	$1,485.5	$(1,014.5)	$2,427.9
2018	$1,951.2	$1,495.7	$(1,364.9)	$2,082.0

Premiums Earned

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount	Percentage of Amount Assumed to Net
	($ in millions, except for percentages)
2020	$2,027.1	$1,616.4	$(1,110.9)	$2,532.6	63.8%
2019	$1,927.5	$1,494.9	$(1,129.1)	$2,293.3	65.2%
2018	$1,940.5	$1,593.9	$(1,319.7)	$2,214.7	72.0%